Short-Term Borrowings - Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure (Details)	12 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2024 USD ($)
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	1 year
Principal Amount	$ 9,632,029	¥ 69,000,000	$ 8,421,400
Total short-term borrowings	$ 9,632,029	¥ 69,000,000	$ 8,421,400
China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.00%	3.00%
Guarantee	Mr. Chao Gao
Pledged assets	Accounts receivable owned or entitled to dispose of by law
Principal Amount		¥ 7,000,000
Total short-term borrowings		¥ 7,000,000
China Everbright Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.00%	3.00%
Guarantee	Mr. Chao Gao
Pledged assets	Accounts receivable owned or entitled to dispose of by law
Principal Amount		¥ 3,000,000
Total short-term borrowings		¥ 3,000,000
Bank of China [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.05%	3.05%
Guarantee	Mr. Chao Gao
Pledged assets	Patents
Principal Amount		¥ 10,000,000
Total short-term borrowings		¥ 10,000,000
Shanghai Pudong Development Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.00%	3.00%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 6,000,000
Total short-term borrowings		¥ 6,000,000
Shanghai Pudong Development Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.30%	3.30%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 5,000,000
Total short-term borrowings		¥ 5,000,000
China Merchants Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	2.90%	2.90%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 6,000,000
Total short-term borrowings		¥ 6,000,000
China Merchants Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	2.90%	2.90%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 4,000,000
Total short-term borrowings		¥ 4,000,000
Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.00%	3.00%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 8,000,000
Total short-term borrowings		¥ 8,000,000
Bank of Nanjing [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	2.90%	2.90%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 5,000,000
Total short-term borrowings		¥ 5,000,000
Bank of Nanjing One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	2.90%	2.90%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 3,000,000
Total short-term borrowings		¥ 3,000,000
Bank of Nanjing Two [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.00%	3.00%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 1,000,000
Total short-term borrowings		¥ 1,000,000
Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.10%	3.10%
Guarantee	Mr. Chao Gao
Pledged assets
Principal Amount		¥ 6,000,000
Total short-term borrowings		¥ 6,000,000
Bank of Shanghai [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Interest Rate	3.10%	3.10%
Guarantee	Mr. Chao Gao
Pledged assets	Accounts receivable owned or entitled to dispose of by law
Principal Amount		¥ 5,000,000
Total short-term borrowings		¥ 5,000,000
Minimum [Member] | China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/1/24
Minimum [Member] | China Everbright Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2024/8/14
Minimum [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/2/19
Minimum [Member] | Shanghai Pudong Development Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/4/16
Minimum [Member] | Shanghai Pudong Development Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2024/8/23
Minimum [Member] | China Merchants Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/4/29
Minimum [Member] | China Merchants Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/5/9
Minimum [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2024/9/30
Minimum [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2024/12/4
Minimum [Member] | Bank of Nanjing One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/1/14
Minimum [Member] | Bank of Nanjing Two [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/6/4
Minimum [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/3/21
Minimum [Member] | Bank of Shanghai [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/6/13
Maximum [Member] | China Everbright Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/1/23
Maximum [Member] | China Everbright Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/8/13
Maximum [Member] | Bank of China [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/2/11
Maximum [Member] | Shanghai Pudong Development Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/4/16
Maximum [Member] | Shanghai Pudong Development Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/8/23
Maximum [Member] | China Merchants Bank [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/4/24
Maximum [Member] | China Merchants Bank One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/4/24
Maximum [Member] | Bank of Jiangsu [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/9/29
Maximum [Member] | Bank of Nanjing [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/12/1
Maximum [Member] | Bank of Nanjing One [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/1/13
Maximum [Member] | Bank of Nanjing Two [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/5/19
Maximum [Member] | Bank of Communications [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2026/3/20
Maximum [Member] | Bank of Shanghai [Member]
Schedule of Short-Term Bank Borrowings Working Capital and Capital Expenditure [Line Items]
Loan Term	2025/12/9